Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
NuevaUnión
Disclosure of joint ventures [line items]
Ownership interest in joint venture	50.00%
Galore Creek Partnership
Disclosure of joint ventures [line items]
Ownership interest in joint operation	50.00%
Fort Hills Energy Limited Partnership
Disclosure of joint ventures [line items]
Ownership interest in joint operation	21.30%
Antamina
Disclosure of joint ventures [line items]
Ownership interest in joint operation	22.50%